MD&A - Risk management and control - Market Risk (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	$ 11	$ 19
Diversification effect	(8)	(6)
1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	5
Diversification effect	(1)
Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	2
Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	10	18
Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4
Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	6	4
Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	5	7
Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	5
Minimum | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Minimum | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Minimum | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Minimum | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Minimum | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	5
Minimum | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Minimum | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Minimum | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4
Minimum | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	3
Minimum | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	23	25
Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	21
Maximum | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	2
Maximum | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	3
Maximum | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Maximum | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Maximum | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	23	23
Maximum | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	11
Maximum | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	2
Maximum | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	16
Maximum | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	12	6
Maximum | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	12	15
Diversification effect	(6)	(6)
Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	12
Diversification effect	(3)
Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	1
Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2
Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	11	14
Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	3
Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	10
Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	5	4
Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Equity | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	11
Equity | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Equity | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	3
Equity | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Equity | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	12	19
Equity | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	13
Equity | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	9
Diversification effect	(1)	(1)
Equity | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	5
Diversification effect	(2)
Equity | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Equity | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Equity | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Equity | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	9
Equity | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2
Equity | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4
Equity | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Equity | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Interest rate risk | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	20	18
Interest rate risk | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2
Interest rate risk | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	10	9
Interest rate risk | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2
Interest rate risk | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	24	21
Interest rate risk | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	12
Interest rate risk | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	16	12
Diversification effect	(5)	(4)
Interest rate risk | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	6
Diversification effect	1
Interest rate risk | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Interest rate risk | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Interest rate risk | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Interest rate risk | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Interest rate risk | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	15	12
Interest rate risk | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Interest rate risk | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Interest rate risk | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4
Interest rate risk | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	3
Interest rate risk | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Credit spreads | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	10	7
Credit spreads | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4
Credit spreads | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	6	3
Credit spreads | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4
Credit spreads | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	16	19
Credit spreads | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	14
Credit spreads | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	9	6
Diversification effect	(4)	(4)
Credit spreads | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	9
Diversification effect	(2)
Credit spreads | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	2
Credit spreads | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Credit spreads | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Credit spreads | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Credit spreads | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	8	5
Credit spreads | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Credit spreads | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Credit spreads | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	9
Credit spreads | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	3
Credit spreads | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	2
Foreign exchange | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Foreign exchange | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Foreign exchange | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	9	10
Foreign exchange | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	5
Foreign exchange | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	2
Diversification effect	(1)	(1)
Foreign exchange | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Diversification effect	0
Foreign exchange | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	2
Foreign exchange | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Foreign exchange | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Foreign exchange | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Commodities | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	3
Commodities | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Commodities | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	1
Commodities | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Commodities | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	14	10
Commodities | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1
Commodities | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	3
Diversification effect	0	0
Commodities | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Diversification effect	0
Commodities | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Commodities | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Commodities | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Commodities | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	3
Commodities | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Commodities | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0
Commodities | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	$ 0
Commodities | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	$ 0